                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2000
                                                ---------------------
Check here if Amendment [ ]; Amendment Number:
                                                --------
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:        Driehaus Capital Management, L.L.C.
           -------------------------------------------------
Address:     25 East Erie Street
           -------------------------------------------------
             Chicago, Illinois 60611
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number: 28-
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mary H. Weiss
           -------------------------------------------------
Title:       Vice President
           -------------------------------------------------
Phone:       (312) 587-3800
           -------------------------------------------------

Signature, Place, and Date of Signing:

/s/  M. H. WEISS                 Chicago, Illinois            February 14, 2001
- -----------------------   --------------------------------    ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NOT APPLICABLE
                                            ------------------
Form 13F Information Table Entry Total:           155
                                            ------------------
Form 13F Information Table Value Total:     $  149541
                                            ------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                 (SEC USE ONLY)


    Name of Reporting Manager: Driehaus Capital Management, LLC ("DCM LLC.")


                                                                                                    Item 5:
                                                                                                    Shares
Item 1:                             Item 2:                  Item 3:            Item 4:             or
Name of Issuer                      Title of Class           CUSIP              Fair Market         Principal
                                                             Number             Value               Amount  (a)Sole
AdvancePCS                          Common                  00790K10           1621                 35631    X
Advanced Digital Info. Corp.        Common                  00752510            875                 38030    X
Aeroflex Inc.                       Common                  00776810           1224                 42474    X
Agrium Inc.                         ADR                     00891610            738                 50430    X
Airtran Holdings Inc.               Common                  00949P10            474                 65365    X
Aksys Ltd.                          Common                  01019610            302                 18304    X
Albany Molecular Research           Common                  01242310           1546                 25081    X
Alliance Gaming Corp.               Common                  01859P60            670                 76025    X
Alteon                              Common                  02144G10             56                 16351    X
Alza Corp.                          Common                  02261510            592                 13924    X
AmSurg Corp. - Cl. A                Common                  03232P10            492                 20173    X
Ameripath Inc                       Common                  03071D10            789                 31540    X
Amtech Systems Inc.                 Common                  03233250            205                 25641    X
Apache Corp.                        Common                  03741110           1632                 23289    X
ArQule Inc.                         Common                  04269E10            604                 18867    X
AstroPower Inc.                     Common                  04644A10            779                 24815    X
Atrix Labs Inc.                     Common                  04962L10            492                 28860    X
Avid Technology Inc.                Common                  05367P10            508                 27815    X
Bebe Stores Inc                     Common                  07557110            355                 16595    X
Belco Oil & Gas Corp                Common                  07741010            203                 16328    X
Beverly Enterprises Inc.            Common                  08785130            503                 61383    X
Biosite Diagnostic Inc              Common                  09094510            528                 13056    X
Biovail Corporation                 ADR                     09067J10            554                 14251    X
Bisys Group Inc.                    Common                  05547210           1167                 22398    X
Bob Evans Farms                     Common                  09676110            502                 23557    X
CE Franklin Ltd.                    Common                  12515110             94                 18873    X
Capstone Turbine Corp               Common                  14067D10            430                 15374    X
Caremark RX Inc                     Common                  14170510            905                 66694    X
Carreker Corporation                Common                  14443310           2590                 74542    X
Catapult Communications Corp.       Common                  14901610            672                 40118    X
Centex Corp.                        Common                  15231210            923                 24584    X
Cerner Corp.                        Common                  15678210           1119                 24188    X
Champps Entertainment Incurants     Common                  15878710             75                 10894    X
Chesapeake Energy Corp.             Common                  16516710            390                 38513    X




                                    Item 6:                                                 Item 8:
                                    Investment Discretion                                   Voting Authority (Shares)

Item 1:
Name of Issuer                      (b) Shared    (c)           Item 7:
                                    as defined    Shared -      Managers
                                    in Instr. V   Other         See Instr. V     (a) Sole   (b) Shared     (c) None
AdvancePCS                                                                          0          0           35631
Advanced Digital Info. Corp.                                                        0          0           38030
Aeroflex Inc.                                                                       0          0           42474
Agrium Inc.                                                                         0          0           50430
Airtran Holdings Inc.                                                               0          0           65365
Aksys Ltd.                                                                          0          0           18304
Albany Molecular Research                                                           0          0           25081
Alliance Gaming Corp.                                                               0          0           76025
Alteon                                                                              0          0           16351
Alza Corp.                                                                          0          0           13924
AmSurg Corp. - Cl. A                                                                0          0           20173
Ameripath Inc                                                                       0          0           31540
Amtech Systems Inc.                                                                 0          0           25641
Apache Corp.                                                                        0          0           23289
ArQule Inc.                                                                         0          0           18867
AstroPower Inc.                                                                     0          0           24815
Atrix Labs Inc.                                                                     0          0           28860
Avid Technology Inc.                                                                0          0           27815
Bebe Stores Inc                                                                     0          0           16595
Belco Oil & Gas Corp                                                                0          0           16328
Beverly Enterprises Inc.                                                            0          0           61383
Biosite Diagnostic Inc                                                              0          0           13056
Biovail Corporation                                                                 0          0           14251
Bisys Group Inc.                                                                    0          0           22398
Bob Evans Farms                                                                     0          0           23557
CE Franklin Ltd.                                                                    0          0           18873
Capstone Turbine Corp                                                               0          0           15374
Caremark RX Inc                                                                     0          0           66694
Carreker Corporation                                                                0          0           74542
Catapult Communications Corp.                                                       0          0           40118
Centex Corp.                                                                        0          0           24584
Cerner Corp.                                                                        0          0           24188
Champps Entertainment Incurants                                                     0          0           10894
Chesapeake Energy Corp.                                                             0          0           38513



Chronimed Inc.                      Common                  17116410            313                  25786   X
Coinstar Inc.                       Common                  19259P30            551                  36114   X
Computer Network Tech. Corp.        Common                  20492510            826                  28671   X
Comstock Resources Inc.             Common                  20576820            962                  65254   X
Conceptus Inc.                      Common                  20601610            214                  16330   X
Concord EFS Inc.                    Common                  20619710           1593                  36246   X
Cott Corporation                    ADR                     22163N10            252                  33032   X
Coventry Health Care Inc.           Common                  22286210           2012                  75399   X
Cross Timbers Oil Co.               Common                  22757310           2245                  80904   X
Cytyc Corporation                   Common                  23294610            658                  10524   X
Dave and Busters Inc.               Common                  23833N10            227                  20636   X
Davita Inc                          Common                  23918K10            897                  52376   X
Denbury Resources Inc.              Common                  24791620            463                  42118   X
Diagnostic Products Corp.           Common                  25245010            678                  12415   X
Dianon Systems Inc.                 Common                  25282610            659                  15017   X
Digital Power Corp                  Common                  25386210             84                  49943   X
Documentum Inc.                     Common                  25615910           1720                  34614   X
Eclipsys Corp                       Common                  27885610           2642                 107832   X
Edge Petroleum                      Common                  27986210            161                  16328   X
Engineered Support Systems          Common                  29286610            308                  14162   X
Everest RE Group                    Common                  G3223R10           2419                  33779   X
Fidelity National Finl. Inc.        Common                  31632610           2445                  66193   X
Filenet Corp.                       Common                  31686910           1548                  56794   X
First American Finl. Corp.          Common                  31852230           1335                  40603   X
Gildan Activewear Cl A              ADR                     37591610            423                  10824   X
Grey Wolf                           Common                  39788810            278                  47245   X
Gymboree Corp                       Common                  40377710            677                  48799   X
HEI Inc.                            Common                  40416010            177                  17673   X
HNC Software                        Common                  40425P10            499                  16802   X
HS Resources Inc.                   Common                  40429710            803                  18951   X
Health Net Inc                      Common                  42222G10           1135                  43345   X
HealthPlan Services Corp.           Common                  42195910            352                  38097   X
Healthsouth Corp.                   Common                  42192410            773                  47364   X
Henry Schein Inc.                   Common                  80640710            521                  15037   X
Horizon Offshore Inc.               Common                  44043J10            415                  21013   X
Hovnanian Enterprises - A           Common                  44248720            153                  16332   X
Hybrid Networks Inc.                Common                  44860K10            213                  27286   X
Hytek Microsystems Inc.             Common                  44918010             69                  14883   X
I-Stat Corp.                        Common                  45031210            561                  21223   X
IDX Systems Corp                    Common                  44949110            352                  14095   X
IMS Health Inc                      Common                  44993410           1359                  50342   X
IPC Holdings Ltd.                   Common                  G4933P10            477                  22707   X
Impath Inc                          Common                  45255G10           1994                  29979   X




Chronimed Inc.                                                                   0          0               25786
Coinstar Inc.                                                                    0          0               36114
Computer Network Tech. Corp.                                                     0          0               28671
Comstock Resources Inc.                                                          0          0               65254
Conceptus Inc.                                                                   0          0               16330
Concord EFS Inc.                                                                 0          0               36246
Cott Corporation                                                                 0          0               33032
Coventry Health Care Inc.                                                        0          0               75399
Cross Timbers Oil Co.                                                            0          0               80904
Cytyc Corporation                                                                0          0               10524
Dave and Busters Inc.                                                            0          0               20636
Davita Inc                                                                       0          0               52376
Denbury Resources Inc.                                                           0          0               42118
Diagnostic Products Corp.                                                        0          0               12415
Dianon Systems Inc.                                                              0          0               15017
Digital Power Corp                                                               0          0               49943
Documentum Inc.                                                                  0          0               34614
Eclipsys Corp                                                                    0          0              107832
Edge Petroleum                                                                   0          0               16328
Engineered Support Systems                                                       0          0               14162
Everest RE Group                                                                 0          0               33779
Fidelity National Finl. Inc.                                                     0          0               66193
Filenet Corp.                                                                    0          0               56794
First American Finl. Corp.                                                       0          0               40603
Gildan Activewear Cl A                                                           0          0               10824
Grey Wolf                                                                        0          0               47245
Gymboree Corp                                                                    0          0               48799
HEI Inc.                                                                         0          0               17673
HNC Software                                                                     0          0               16802
HS Resources Inc.                                                                0          0               18951
Health Net Inc                                                                   0          0               43345
HealthPlan Services Corp.                                                        0          0               38097
Healthsouth Corp.                                                                0          0               47364
Henry Schein Inc.                                                                0          0               15037
Horizon Offshore Inc.                                                            0          0               21013
Hovnanian Enterprises - A                                                        0          0               16332
Hybrid Networks Inc.                                                             0          0               27286
Hytek Microsystems Inc.                                                          0          0               14883
I-Stat Corp.                                                                     0          0               21223
IDX Systems Corp                                                                 0          0               14095
IMS Health Inc                                                                   0          0               50342
IPC Holdings Ltd.                                                                0          0               22707
Impath Inc                                                                       0          0               29979



Indymac Mortgage Holdings           Common                  45660710           3341                  113258 X
Infocure Corp                       Common                  45665A10            333                   88814 X
Innodata Corp.                      Common                  45764220            298                   27119 X
Innovative Solutions & Support Inc. Common                  45769N10            191                   10899 X
Intl. Game Technology               Common                  45990210            808                   16826 X
Intranet Solutions Inc              Common                  46093930           1576                   30900 X
Investors Finl Srvcs                Common                  46191510           5351                   62222 X
Invitrogen Corp                     Common                  46185R10           1476                   17084 X
Ixia                                Common                  45071R10            379                   16583 X
J Jill Group Inc.                   Common                  46618910            841                   54243 X
K-Swiss Inc. - Cl. A                Common                  48268610            915                   36619 X
KRISPY KREME                        Common                  50101410           2367                   28517 X
Kaman Corp. - Cl. A                 Common                  48354810            170                   10070 X
King Pharmaceuticals Inc            Common                  49558210           1327                   25674 X
Laboratory Corp of Amer. Hldgs.     Common                  50540R40           7284                   41388 X
Lecroy Corp                         Common                  52324W10            239                   19323 X
Lennar Corp.                        Common                  52605710            478                   13197 X
Lincare Holdings Inc.               Common                  53279110            880                   15430 X
Macrovision Corp                    Common                  55590410           1447                   19556 X
Magnum Hunter Resources Inc.        Common                  55972F20            199                   18344 X
Manor Care Inc                      Common                  56405510            735                   35617 X
Mapinfo Corp                        Common                  56510510            545                   11531 X
Matec Corp.                         Common                  57666810             74                   12268 X
Med Design Corp                     Common                  58392610            179                   11284 X
Mercury Interactive Corp            Common                  58940510           1825                   20226 X
Meritage Corporation                Common                  59001A10            584                   15674 X
Metro One Telecomm Inc              Common                  59163F10            547                   21886 X
Mid Atlantic Medical Services       Common                  59523C10            719                   36299 X
Mitchell Energy & Development       Common                  60659220           1586                   25894 X
Nabors Industries Inc.              Common                  62956810           1566                   26468 X
Napro Biotherapeutics               Common                  63079510            498                   58666 X
National Oilwell Inc                Common                  63707110            567                   14663 X
Newport Corp.                       Common                  65182410            986                   12544 X
OMI Corp. - New                     Common                  Y6476W10            208                   32236 X
Oakley Inc.                         Common                  67366210            231                   17127 X
Ohio Casualty Corp.                 Common                  67724010            364                   36368 X
Orthodontic Centers of America      Common                  68750P10            639                   20433 X
Pacific Sunwear Cal                 Common                  69487310            291                   11353 X
Panera Bread Company                Common                  69840W10            263                   11513 X
Pediatrix Medical                   Common                  70532410            892                   37083 X
Pharmaceutical Prod Dev             Common                  71712410           3066                   61701 X
Planar Systems Inc                  Common                  72690010            813                   32688 X
Power One Inc                       Common                  73930810           1351                   34377 X





Indymac Mortgage Holdings                                                        0          0              113258
Infocure Corp                                                                    0          0               88814
Innodata Corp.                                                                   0          0               27119
Innovative Solutions & Support Inc.                                              0          0               10899
Intl. Game Technology                                                            0          0               16826
Intranet Solutions Inc                                                           0          0               30900
Investors Finl Srvcs                                                             0          0               62222
Invitrogen Corp                                                                  0          0               17084
Ixia                                                                             0          0               16583
J Jill Group Inc.                                                                0          0               54243
K-Swiss Inc. - Cl. A                                                             0          0               36619
KRISPY KREME                                                                     0          0               28517
Kaman Corp. - Cl. A                                                              0          0               10070
King Pharmaceuticals Inc                                                         0          0               25674
Laboratory Corp of Amer. Hldgs.                                                  0          0               41388
Lecroy Corp                                                                      0          0               19323
Lennar Corp.                                                                     0          0               13197
Lincare Holdings Inc.                                                            0          0               15430
Macrovision Corp                                                                 0          0               19556
Magnum Hunter Resources Inc.                                                     0          0               18344
Manor Care Inc                                                                   0          0               35617
Mapinfo Corp                                                                     0          0               11531
Matec Corp.                                                                      0          0               12268
Med Design Corp                                                                  0          0               11284
Mercury Interactive Corp                                                         0          0               20226
Meritage Corporation                                                             0          0               15674
Metro One Telecomm Inc                                                           0          0               21886
Mid Atlantic Medical Services                                                    0          0               36299
Mitchell Energy & Development                                                    0          0               25894
Nabors Industries Inc.                                                           0          0               26468
Napro Biotherapeutics                                                            0          0               58666
National Oilwell Inc                                                             0          0               14663
Newport Corp.                                                                    0          0               12544
OMI Corp. - New                                                                  0          0               32236
Oakley Inc.                                                                      0          0               17127
Ohio Casualty Corp.                                                              0          0               36368
Orthodontic Centers of America                                                   0          0               20433
Pacific Sunwear Cal                                                              0          0               11353
Panera Bread Company                                                             0          0               11513
Pediatrix Medical                                                                0          0               37083
Pharmaceutical Prod Dev                                                          0          0               61701
Planar Systems Inc                                                               0          0               32688
Power One Inc                                                                    0          0               34377





Powerwave Tech Inc                  Common                  73936310             1452                 24820 X
Prima Energy Corp.                  Common                  74190120              730                 20869 X
Professional Detailing Inc.         Common                  74312N10             5168                 48865 X
PurchasePro.com, Inc.               Common                  74614410              305                 17445 X
Rainbow Technologies Inc.           Common                  75086210              243                 15351 X
Range Resources Corp                Common                  75281A10              734                106700 X
Remington Oil & Gas Corp.           Common                  75959430              905                 69642 X
Renaissancere Holdings Ltd          Common                  G7496G10             1275                 16283 X
SEI Investments Company             Common                  78411710             1481                 13227 X
SICOR INC                           Common                  82584610             2142                148363 X
Sabre Group Hldgs                   Common                  78590510              804                 18643 X
Sage Inc.                           Common                  78663210              450                 30501 X
Scios Inc.                          Common                  80890510             2902                125839 X
Serologicals Corp                   Common                  81752310              717                 47571 X
Shuffle Master Inc                  Common                  82554910              375                 23624 X
Southwest Airlines                  Common                  84474110             1122                 33475 X
Spinnaker Exploration Co            Common                  84855W10             3299                 77612 X
Sunguard Data Systems inc           Common                  86736310              585                 12407 X
Superior Energy Services Inc.       Common                  86815710              410                 35614 X
Swift Energy Co.                    Common                  87073810             2176                 57837 X
Talbots Inc                         Common                  87416110              771                 16899 X
Talx Corp                           Common                  87491810              502                 12538 X
Taro Pharmaceutical Indus.          ADR                     M8737E10              879                 28285 X
Trenwick Group Ltd.                 Common                  G9032C10              397                 15993 X
Trico Marine Services               Common                  89610610              327                 21172 X
Triquint Semiconductor              Common                  89674K10              464                 10617 X
Unit Corp.                          Common                  90921810              391                 20668 X
Urocor Inc                          Common                  91727P10              119                 13628 X
Varco International Inc.            Common                  92212210              307                 14107 X
Varian Medical Systems Inc.         Common                  92220P10             1597                 23507 X
Vertex Pharmaceuticals Inc.         Common                  92532F10              897                 12546 X
Waters Corp.                        Common                  94184810              896                 10734 X
XCare.net, Inc.                     Common                  98388Y10              332                 64710 X
XL Capital Ltd Cl A                 ADR                     G9825510             2250                 25747 X
aremissoft corp                     Common                  04002610             2656                 62215 X
                                                                               149541               5119049


Powerwave Tech Inc                                                               0          0               24820
Prima Energy Corp.                                                               0          0               20869
Professional Detailing Inc.                                                      0          0               48865
PurchasePro.com, Inc.                                                            0          0               17445
Rainbow Technologies Inc.                                                        0          0               15351
Range Resources Corp                                                             0          0              106700
Remington Oil & Gas Corp.                                                        0          0               69642
Renaissancere Holdings Ltd                                                       0          0               16283
SEI Investments Company                                                          0          0               13227
SICOR INC                                                                        0          0              148363
Sabre Group Hldgs                                                                0          0               18643
Sage Inc.                                                                        0          0               30501
Scios Inc.                                                                       0          0              125839
Serologicals Corp                                                                0          0               47571
Shuffle Master Inc                                                               0          0               23624
Southwest Airlines                                                               0          0               33475
Spinnaker Exploration Co                                                         0          0               77612
Sunguard Data Systems inc                                                        0          0               12407
Superior Energy Services Inc.                                                    0          0               35614
Swift Energy Co.                                                                 0          0               57837
Talbots Inc                                                                      0          0               16899
Talx Corp                                                                        0          0               12538
Taro Pharmaceutical Indus.                                                       0          0               28285
Trenwick Group Ltd.                                                              0          0               15993
Trico Marine Services                                                            0          0               21172
Triquint Semiconductor                                                           0          0               10617
Unit Corp.                                                                       0          0               20668
Urocor Inc                                                                       0          0               13628
Varco International Inc.                                                         0          0               14107
Varian Medical Systems Inc.                                                      0          0               23507
Vertex Pharmaceuticals Inc.                                                      0          0               12546
Waters Corp.                                                                     0          0               10734
XCare.net, Inc.                                                                  0          0               64710
XL Capital Ltd Cl A                                                              0          0               25747
aremissoft corp                                                                  0          0               62215

